Acquisitions, Joint Ventures and Other Activity (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended													9 Months Ended	12 Months Ended									12 Months Ended					3 Months Ended						12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2011 Mercy Medical Center St. Mary's [Member]	Sep. 30, 2011 Mercy Medical Center North [Member]	Sep. 30, 2011 Mercy Medical Center West [Member]	Sep. 30, 2011 St. Mary's Jefferson Memorial Hospital [Member]	Sep. 30, 2011 St. Mary's Medical Center Of Campbell County [Member]	Sep. 30, 2011 St. Mary's Medical Center Of Scott County [Member]	Sep. 30, 2011 Baptist Hospital Of Cocke County [Member]	Dec. 31, 2011 Mercy's Ancillary Health Care Operations Affiliated With Tennessee-Based Hospitals [Member]	Dec. 31, 2011 Mercy's Former Riverside Hospital Campus [Member]	Sep. 30, 2009 Ancillary Health Care Businesses [Member]	Dec. 31, 2011 Ancillary Health Care Businesses [Member]	Dec. 31, 2010 Ancillary Health Care Businesses [Member]	Dec. 31, 2011 Tri-Lakes Medical Center [Member]	Dec. 31, 2011 Novant Health [Member]	Dec. 31, 2008 Novant Health [Member]	Dec. 31, 2009 Carolina Joint Venture [Member]	Dec. 31, 2008 Carolina Joint Venture [Member]	Dec. 31, 2010 Shands HealthCare Hospitals [Member]	Dec. 31, 2010 Wuesthoff Medical Center In Rockledge, Florida [Member]	Dec. 31, 2010 Wuesthoff Medical Center In Melbourne, Florida [Member]	Dec. 31, 2009 Sparks Health System [Member]	Dec. 31, 2011 Franklin Regional Medical Center And Upstate Carolina Medical Center [Member]	Dec. 31, 2011 Lake Norman Regional Medical Center [Member]	Dec. 31, 2011 Mercy Health Partners, Inc. [Member]	Dec. 31, 2011 Tennova Healthcare [Member]	Dec. 31, 2010 Shands Lake Shore Hospital [Member]	Dec. 31, 2010 Shands Live Oak Hospital [Member]	Dec. 31, 2010 Shands Starke Hospital [Member]	Dec. 31, 2011 Maximum [Member] Carolina Joint Venture [Member]	Dec. 31, 2011 Minimum [Member] Carolina Joint Venture [Member]	Dec. 31, 2011 Contractual Operating Rights [Member] Y	Dec. 31, 2011 Non-Compete Arrangements [Member] Y	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2011 Acquisition Adjusting Entries During The Three Month Period [Member]
Business Acquisition [Line Items]
Equity interest, ownership percentage by parent																				95.00%					60.00%											73.00%	1.00%
Equity interest, possible percentage to be acquired in noncontrolling interest																						27.00%			40.00%					30.00%
Number of licensed beds	10,330			10,330				401	108	101	58	66	25	74	74	293				112						298	115	492					99	15	25
Number of ancillary health care businesses acquired																		ten	six
Payment of cash consideration for businesses acquired				$ 582,090,000	$ 191,454,000	$ 138,764,000												$ 23,300,000	$ 18,000,000	$ 38,800,000					$ 21,500,000		$ 152,000,000	$ 138,200,000			$ 532,400,000
Capital leases for property and equipment				63,300,000	12,600,000	3,000,000
Acquisition-related expenses				5,000,000	900,000	300,000																									4,800,000
Increased property, plant and equipment	499,900,000	190,364,000		499,900,000	190,364,000	139,645,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment																																									33,600,000
Increased other long-term liabilities	61,307,000	11,690,000		61,307,000	11,690,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities																																									19,200,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles																																									12,800,000
Acquired intangible assets																																						43,900,000	8,400,000	1,100,000
Weighted average future amortization period of acquired intangible assets (in years)																																						7.7	4.8
Number of established joint ventures at the end of the reporting period	28			28
Subsidiary equity issuance value for business acquired																	9,200,000		3,100,000
Number of general acute care hospitals, assets acquired from Mercy Health Partners							7
Gain (loss) on sale of assets		(12,100,000)		304,000	(12,113,000)	10,428,000																	10,400,000
Gain per diluted share on restructuring included in discontinued operations																							$ 0.03
Allocation of goodwill under sale disposition																							14,300,000
Percentage of net profit received																													99.00%	30.00%
Business acquisition contribution of net revenues to continuing operations	152,500,000
Business acquisition contribution of earnings (losses) to continuing operations																																(1,600,000)
Business acquisition contribution of net revenues to discontinued operations	4,000,000
Business acquisition contribution of earnings (losses) to discontinued operations																																(1,700,000)
Period over possible partial physician subsidy obligation required, in years																						3
Maximum annual possible partial physician subsidy obligation payment																						4,000,000
Purchase of certain assets used by physicians																					7,600,000
Number of annual installment payments			10
Annual installment payments on purchase of certain assets				200,000
Contingent payment to possibly acquire noncontrolling interest				150,000,000
Increase in ownership percentage																					3.00%
Restructuring costs	$ 12,900,000																															$ 12,900,000
Number of general acute care hospitals owned leased and operated by limited liability company																								7